Consolidated and Combined Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Management fees, net	$ 94,713	$ 36,847	$ 194,906	$ 123,957	$ 62,009
Administrative, transaction and other fees	13,511	12,421	54,909	66,893	59,240
Total revenues, net	108,224	49,268	249,815	190,850	121,249
Expenses
Compensation and benefits	47,984	32,175	240,731	111,773	59,493
General, administrative and other expenses	14,860	19,220	67,811	51,710	63,395
Total expenses	62,844	51,395	308,542	163,483	122,888
Interest expense	5,858	5,894	23,816	6,662	1,128
Net income (loss) before income taxes	39,522	(8,021)	(82,543)	20,705	(2,767)
Income tax expense (benefit)	188	(46)	(102)	240	(180)
Net income (loss) including non-controlling interests	39,334	(7,975)	(82,441)	20,465	(2,587)
Net (income) loss attributed to non-controlling interests	80	915	4,610	2,493	4,635
Net income (loss) attributable to members of Owl Rock Capital and sole member of Owl Rock Capital Securities LLC	$ 39,414	$ (7,060)	$ (77,831)	$ 22,958	$ 2,048